UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

Investment Company Act file number 811-21528

                      THE ENDOWMENT REGISTERED FUND, L.P.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

    4265 San Felipe Suite 900 Houston, TX                         77027
    ----------------------------------------------------------------------
    (Address of principal executive offices)                    (Zip code)

                           Keith Robinson Deehert, LLP
                               1775 1 Street, N.W.
                              Washington, DC 20006
                     ---------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 713-993-4675

Date of fiscal year end: 12/31

Date of reporting period: 07/01/2003 - 06/30/2004

ITEM 1. PROXY VOTING RECORD
The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the registrant cast its vote for or against management.

The Endowment Registered Fund, L.P.

This Registrant did not vote any proxies during the reporting period. The Registrant invests substantially all of its assets in the Endowment Master Fund LP, typically referred to as a "master portfolio company", and the securities issued by that master portfolio company do not convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with equity securities issued by operating companies.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                               (Registrant) THE ENDOWMENT REGISTERED FUND

                             By (Signature) /S/ Jeremy Radcliffe
                                            ------------------------------------
                             Name           Jeremy Radcliffe

                             Title          Chief Compliance Officer

Date 08-31-2004